Commitments and Contingencies (Details) - USD ($)	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2024
Commitments and Contingencies [Abstract]
Contract research services and materials	$ 400,000	$ 200,000
Contract materials and equipment at cost		600,000	$ 100,000
Guaranteed investment certificates	41,625	43,384	$ 43,064
Annual payment	3,400,000	3,400,000
Annual minimum payments	$ 2,300,000	$ 2,300,000